Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

13.        Commitments and Contingencies

On January 24, 2014 the Company entered into a five-year lease for 5,303 square feet of office and laboratory space for monthly rent of $10,341 exclusive of payments required for maintenance of common areas and utilities. On September 30, 2014 the lease was amended to expand the premises by an additional 676 square feet for a total of 5,979 square feet at a monthly rent of $11,638. The Company believes that such facilities are adequate for our current operations, and that there are spaces available sufficient for any future expansion requirements should the need arise. Rent expense was $0.2 million and $0.1 million, for the years ended December 31, 2015 and 2014, respectively.  The Company’s approximate future minimum payments for its operating lease obligations that have initial remaining non-cancelable terms in excess of one year are as follows (in thousands):

Years ending December 31,

2016	$231
2017	238
2018	245
2019	193
Thereafter	—
Total	$907